EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2013
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

16. EMPLOYEE BENEFITS

(i) Staff welfare benefit

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits. In accordance with the relevant regulations, the Company’s PRC subsidiaries are required to accrue for these benefits based on certain percentages of the employees’ salaries with a certain cap and make contributions to the state-sponsored welfare, pension and medical plans out of the amounts accrued. There are no further commitments or liabilities from the Company to the PRC employees after the contribution. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees. Expenses associated with such benefits amounted to USD2,075, USD3,107 and USD3,992 for the years ended December 31, 2011, 2012 and 2013, respectively.

(ii) Paid leave carried forward

The Company provides paid annual leave to its employees under their employment contracts on a calendar year basis. Under certain circumstances, such leave which remains untaken as at the balance sheet date is permitted to be carried forward and utilized by the respective employees in the following year. An accrual is made at the balance sheet date for the expected future cost of such paid leave earned during the year by the employees and carried forward. As of December 31, 2012 and 2013, the Company accrued liability for annual leave of USD363 and USD 457, respectively.

(iii) Staff loans

The Company provides recourse loans to certain employees as discussed in Note 15. In addition, during the year ended December 31, 2012 and 2013, the Company provided loans in the aggregate of USD 3,148 and USD 4,927, respectively to certain employees to facilitate the employee’s personal housing financial engagement. The interest rate loan is 1% per annum. The loans have terms of five to ten years and are provided after the commercial bank approves to provide the mortgage loans to the respective employees with pledge on the collateral property.  According to the agreement entered into among the employees, the commercial bank and the Company, the pledge on the collateral property can only be released to the employees with the consents from both commercial bank and the Company.